Notes Receivable	12 Months Ended
Dec. 31, 2011
Notes Receivable [Abstract]
Notes Receivable

Note 10. Notes Receivable

Notes receivable (net of reserves) related to the Company’s vacation ownership loans consist of the following (in millions):

	December 31,
	2011	2010
Vacation ownership loans – securitized	$510	$467
Vacation ownership loans – unsecuritized	113	152

	623	619
Less: current portion
Vacation ownership loans – securitized	(64)	(59)
Vacation ownership loans – unsecuritized	(20)	(20)

	$539	$540

The current and long-term maturities of unsecuritized VOI notes receivable are included in accounts receivable and other assets, respectively, in the Company’s consolidated balance sheets.

The Company records interest income associated with VOI notes in its vacation ownership and residential sale and services line item in its consolidated statements of income. Interest income related to the Company’s VOI notes receivable was as follows (in millions):

	Year Ended December 31,
	2011	2010	2009
Vacation ownership loans – securitized	$64	$66	$—
Vacation ownership loans – unsecuritized	21	21	48

	$85	$87	$48

The following tables present future maturities of gross VOI notes receivable (in millions) and interest rates:

	Securitized	Unsecuritized	Total
2012	$73	$29	$102
2013	77	14	91
2014	79	12	91
2015	78	14	92
Thereafter	283	100	383

Balance at December 31, 2011	$590	$169	$759

Weighted Average Interest Rates	12.84%	11.89%	12.58%

Range of interest rates	5 to 17%	5 to 17%	5 to 17%

For the vacation ownership and residential segment, the Company records an estimate of expected uncollectibility on its VOI notes receivable as a reduction of revenue at the time it recognizes profit on a timeshare sale. The Company holds large amounts of homogeneous VOI notes receivable and therefore assesses uncollectibility based on pools of receivables. In estimating loss reserves, the Company uses a technique referred to as static pool analysis, which tracks uncollectible notes for each year’s sales over the life of the respective notes and projects an estimated default rate that is used in the determination of its loan loss reserve requirements. As of December 31, 2011, the average estimated default rate for the Company’s pools of receivables was 9.9%.

The activity and balances for the Company’s loan loss reserve are as follows (in millions):

	Securitized	Unsecuritized	Total
Balance at December 31, 2008	$—	$91	$91
Provisions for loan losses	—	64	64
Write-offs	—	(61)	(61)

Balance at December 31, 2009	—	94	94
Provisions for loan losses	14	32	46
Write-offs	—	(52)	(52)
Adoption of ASU No. 2009-17	77	(4)	73
Other	(9)	9	—

Balance at December 31, 2010	82	79	161
Provisions for loan losses	2	27	29
Write-offs	—	(54)	(54)
Other	(4)	4	—

Balance at December 31, 2011	$80	$56	$136

The primary credit quality indicator used by the Company to calculate the loan loss reserve for the vacation ownership notes is the origination of the notes by brand (Sheraton, Westin, and Other) as the Company believes there is a relationship between the default behavior of borrowers and the brand associated with the vacation ownership property they have acquired. In addition to quantitatively calculating the loan loss reserve based on its static pool analysis, the Company supplements the process by evaluating certain qualitative data, including the aging of the respective receivables, current default trends by brand and origination year, and the FICO scores of the buyers.

Given the significance of the Company’s respective pools of VOI notes receivable, a change in the projected default rate can have a significant impact to its loan loss reserve requirements, with a 0.1% change estimated to have an impact of approximately $4 million.

The Company considers a VOI note receivable delinquent when it is more than 30 days outstanding. All delinquent loans are placed on nonaccrual status and the Company does not resume interest accrual until payment is made. Upon reaching 120 days outstanding, the loan is considered to be in default and the Company commences the repossession process. Uncollectible VOI notes receivable are charged off when title to the unit is returned to the Company. The Company generally does not modify vacation ownership notes that become delinquent or upon default.

Past due balances of VOI notes receivable by credit quality indicators are as follows (in millions):

	30-59 Days	60-89 Days	>90 Days	Total Past		Total
	Past Due	Past Due	Past Due	Due	Current	Receivables
As of December 31, 2011:
Sheraton	$5	$3	$26	$34	$321	$355
Westin	3	2	17	22	345	367
Other	1	1	4	6	31	37

	$9	$6	$47	$62	$697	$759

As of December 31, 2010:
Sheraton	$6	$4	$30	$40	$314	$354
Westin	5	3	33	41	342	383
Other	1	1	4	6	37	43

	$12	$8	$67	$87	$693	$780